TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE	The components of the income tax expense are as follows:
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Current	$-	$-	$7,243
Deferred	-	-	-
Total	$-	$-	$7,243

SCHEDULE OF INCOME TAX RECONCILIATION

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2021, 2020, and 2019 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
(Loss) before income taxes	$(2,145,530)	$(9,075,353)	$(61,988,515)
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) computed at statutory EIT rate	(536,383)	(2,268,838)	(15,497,129)
Reconciling items:
Valuation allowance	-	-	1,798,398
Effect of tax holidays	-	109,630	93,455
Temporary difference	536,383	2,133,790	13,369,701
Permanent difference	-	25,418	242,818
Income tax (benefit) expense	$-	$-	$7,243

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2021	As of December 31, 2020

Deferred income tax assets
Net operating loss carry forwards	$-	$-
Total Deferred income tax assets	-	-
Less: Valuation allowance	-	-
Net deferred income tax assets	$-	$-

	As of December 31, 2021	As of December 31, 2020
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

SCHEDULE OF TAX PAYABLE

Taxes payable consisted of the following:

	As of December 31, 2021	As of December 31, 2020

Corporate income tax payable	$-	$805,117
Value added tax payable	-	202,395
Other surtaxes payable	-	45,737
Total	$-	$1,053,249